Property, Plant and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 7,394	$ 3,018	$ 20,887	$ 4,800	$ 11,437	$ 3,634